Long-term bank loans - Principal repayments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Current portion of long-term bank loans & Revolving facilities	$ 228,104	$ 221,147
Long-term bank loans & Revolving facilities, net of current portion and unamortized loan issuance costs	943,545	$ 1,035,135
Long-Term Debt [Member]
Debt Instrument [Line Items]
June 30, 2026	228,104
June 30, 2027	256,395
June 30, 2028	280,141
June 30, 2029	243,690
June 30, 2030	107,504
June 30, 2031 and thereafter	62,337
Total Long-term bank loans & Revolving facilities	1,178,171
Unamortized loan issuance costs	(6,522)
Total Long-term bank loans & Revolving facilities, net	1,171,649
Current portion of long-term bank loans & Revolving facilities	228,104
Long-term bank loans & Revolving facilities, net of current portion and unamortized loan issuance costs	$ 943,545